COLUMBIA FUNDS SERIES TRUST I

                       Columbia Mid Cap Value and Restructuring Fund
                                      (the "Fund")

                 Supplement to the Prospectuses and Statement of Additional
                    Information, each dated August 1, 2008

1. Effective November 1, 2008, Timothy Evnin will no longer manage the Fund. Accordingly, the section of the Fund's Prospectuses entitled "Management of the Fund - Portfolio Manager" is revised and replaced in its entirety as follows:

Portfolio Managers
Information about the Advisor's portfolio managers who are primarily responsible for overseeing the Fund's investments is shown in the table below. The SAI provides more information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Fund.

Peter Santoro, CFA
Co-manager. Service with the Fund since November 2008.

Vice President of the Advisor; associated with the Advisor or its predecessors since 2003. Rockefeller & Company - Portfolio Manager (2000-2003).

Craig Leopold, CFA
Co-manager. Service with the Fund since November 2008.

Vice President of the Advisor; associated with the Advisor or its predecessors since 2003. Rockefeller & Company - Portfolio Manager (2000-2003).

2. Also effective November 1, 2008, the Fund's Statement of Additional Information is revised as follows:

All references to Timothy Evnin as a manager of the Fund are deleted.

Effective November 1, 2008, the table entitled "Portfolio Manager(s) of the Advisor" in the section entitled "Investment Advisory and Other Services - The Advisor and Investment Advisory Services - Portfolio Manager(s)" is revised to add the following to the table:

Portfolio Manager                                          Fund
Peter Santoro                                              Mid Cap Core Fund
Craig Leopold                                              Mid Cap Core Fund

The table entitled "Performance Benchmarks" in the section entitled "Investment Advisory and Other Services - The Advisor and Investment Advisory Services - Portfolio Manager(s)" is revised to add the following to the table:

Portfolio Manager         Fund(s)                   Primary Benchmark(s)               Peer Group
Peter Santoro             Mid Cap Core Fund         Russell Mid Cap Index              Lipper Mid Cap Value
                                                    Russell Mid Cap Value Index        Classification

Craig Leopold             Mid Cap Core Fund         Russell Mid Cap Index              Lipper Mid Cap Value
                                                    Russell Mid Cap Value Index        Classification


The table entitled "Other Accounts Managed by the Portfolio Manager(s)" in the section entitled "Investment Advisory and Other Services - The Advisor and Investment Advisory Services - Portfolio Manager(s) - Other Accounts" is revised to add the following to the table:


                            Other SEC-registered open-end     Other pooled investment         Other accounts
                                 and closed-end funds                vehicles
                               Number of                      Number of                  Number of
Portfolio Manager               accounts          Assets      accounts       Assets       accounts       Assets
Peter Santoro                      1              $1.39           2       $300 million      558          $1.36
                                                 billion                                                billion
Craig Leopold                      1              $1.39           2       $300 million      559          $1.36
                                                 billion                                                billion


Account information is provided as of July 31, 2008.

The table entitled "Other Accounts Managed by the Portfolio Manager(s) for which the Advisory Fee is Based on Performance" in the section entitled "Investment Advisory and Other Services - The Advisor and Investment Advisory Services - Portfolio Manager(s) - Other Accounts" is revised to add the following to the table:


                          Other SEC-registered open-end       Other pooled investment           Other accounts
                              and closed-end funds                    vehicles
Portfolio Manager         Number of           Assets         Number of       Assets        Number of      Assets
                          accounts                           accounts                      accounts
Peter Santoro                 -                 -                -              -              -             -
Craig Leopold                 -                 -                -              -              -             -


Account information is provided as of July 31, 2008.

The table entitled "Portfolio Manager Ownership of the Funds as of March 31, 2008" in the section entitled "Investment Advisory and Other Services - The Advisor and Investment Advisory Services - Portfolio Manager(s) - Ownership of Securities" is revised to add the following to the table:


                                                                           Dollar Range of Equity
                                                                               Securities in the
Portfolio Manager                           Fund(s)                         Fund Beneficially Owned
Peter Santoro                          Mid Cap Core* Fund                            None
Craig Leopold                          Mid Cap Core* Fund                            None

Account information is provided as of July 31, 2008.

* As of March 31, 2008, the Fund's name was Columbia Mid Cap Value and Restructuring Fund.


INT-47/156300-0908                                           September 4, 2008